Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

14.	EMPLOYEE BENEFIT PLANS
Employees of Valero who directly or indirectly support our operations participate in the pension, postretirement, health and life insurance, and defined contribution benefit plans sponsored by Valero. Valero charges us for these costs associated with its employees who provide direct services to us for the operation of our pipeline and terminal systems under our amended services and secondment agreement, but we are not separately charged for these costs associated with Valero’s employees who provide indirect support to us for the management of our operations and general corporate services under our omnibus agreement, as we pay an annual fee to Valero under that agreement. Costs associated with these benefit plans were included in the costs allocated to our Predecessor from Valero.
Our share of pension and postretirement costs and defined contribution plan costs was as follows (in thousands):

	Year Ended December 31,
	2015 (a)	2014 (b)	2013 (b)
Pension and postretirement costs	$28	$106	$1,013
Defined contribution plan costs	24	93	376

(a) Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
(b) Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.